Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Affiliates [Abstract]
Schedule of Activity in the Investment in Wellution Account	The activity in the investment in SciSparc U.S account was as follows:
February 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,189
Equity losses	(1,249)
Balance as of December 31, 2023	1,940

Schedule of Summarized Balance Sheet	Summarized balance sheet of SciSparc U.S:
December 31, 2023
USD in thousands
Current assets	924
Long-term assets	3,189
Current liabilities	(154)
Equity	3,959

Schedule of Summarized of Statement of Operation	Summarized statement of statement of operation of SciSparc U.S:
February 22, 2023 – December 31, 2023
USD in thousands
Revenues	(2,137)
Cost of sales	1,409
Impairment of intangible asset	1,042
General and administrative	748
Sales and marketing	468
Taxes on income	22
Net loss	1,552

Schedule of Activity in the Investment in SciSparc Shares	The activity in the investment in SciSparc’s shares was as follows:
March 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Value of shares obtained in connection with share exchange on March 23, 2023	288
Change in fair value	(221)
Balance as of December 31, 2023	67